================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                     1500 Main Street, Springfield, MA 01115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                Patricia J. Walsh, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 09/30/09

                               ___________________



================================================================================

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 90.13%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CORPORATE RESTRICTED SECURITIES - 89.99%: (A)
PRIVATE PLACEMENT INVESTMENTS - 85.66%
A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,302,382         11/21/07     $  1,274,945     $  1,328,430
Limited Partnership Interest (B)                                  12.26% int.         11/21/07          119,009          113,278
                                                                                                   ------------     ------------
                                                                                                      1,393,954        1,441,708
                                                                                                   ------------     ------------
A S A P INDUSTRIES LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015                          $    600,667         12/31/08          521,754          618,687
Limited Liability Company Unit Class A-2 (B)                         677 uts.         12/31/08           74,333           70,616
Limited Liability Company Unit Class A-3 (B)                         608 uts.         12/31/08           66,899                6
                                                                                                   ------------     ------------
                                                                                                        662,986          689,309
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  1,125,000         04/08/04        1,125,000        1,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                                7 shs.         11/16/07             --             12,801
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               1,230 shs.         04/08/04             --          1,519,992
                                                                                                   ------------     ------------
                                                                                                      1,125,000        2,657,793
                                                                                                   ------------     ------------
A W X HOLDINGS CORPORATION
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014                          $    420,000         05/15/08          411,600          396,235
13% Senior Subordinated Note due 2015                            $    420,000         05/15/08          380,633          386,509
Common Stock (B)                                                  60,000 shs.         05/15/08           60,000             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              21,099 shs.         05/15/08           35,654             --
                                                                                                   ------------     ------------
                                                                                                        887,887          782,744
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,138,368         12/27/07        1,115,662        1,161,136
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          250,018
                                                                                                   ------------     ------------
                                                                                                      1,385,662        1,411,154
                                                                                                   ------------     ------------

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                                                                                                                               7

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07     $    916,050     $    958,419
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          656,294          727,200
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000          153,556
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730           38,676
                                                                                                   ------------     ------------
                                                                                                      1,786,074        1,877,851
                                                                                                   ------------     ------------
ALL CURRENT HOLDING COMPANY
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015                            $    603,697         09/26/08          552,444          615,475
Common Stock (B)                                                     713 shs.         09/26/08           71,303           70,507
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 507 shs.         09/26/08           46,584           50,136
                                                                                                   ------------     ------------
                                                                                                        670,331          736,118
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013                            $  1,687,503                *        1,606,040        1,687,503
Preferred Class A Unit (B)                                         1,706 uts.               **          170,600          264,086
Preferred Class B Unit (B)                                           808 uts.         06/09/08           80,789           97,087
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1            9,347
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --              2,142
                                                                                                   ------------     ------------
                                                                                                      1,857,430        2,060,165
                                                                                                   ------------     ------------
APEX ANALYTIX HOLDING CORP.
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2016                          $  1,012,500         04/28/09          835,326        1,042,875
Preferred Stock Series B (B)                                       1.623 shs.         04/28/09          162,269               16
Common Stock (B)                                                     723 shs.         04/28/09              723                7
                                                                                                   ------------     ------------
                                                                                                        998,318        1,042,898
                                                                                                   ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $    861,702         05/18/05          832,799          732,447
Common Stock (B)                                                     263 shs.         05/18/05          263,298             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362             --
                                                                                                   ------------     ------------
                                                                                                      1,155,459          732,447
                                                                                                   ------------     ------------
*  01/22/04 and 06/09/08.
** 01/22/04 and 09/12/06.

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8

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06     $  1,148,853     $  1,171,382
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946           46,302
Common Stock (B)                                                        1 sh.         06/30/06              152             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760           16,273
                                                                                                   ------------     ------------
                                                                                                      1,339,711        1,233,957
                                                                                                   ------------     ------------
C D N T, INC.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014                          $    429,070         08/07/08          420,489          402,875
12.5% Senior Subordinated Note due 2015                          $    429,070         08/07/08          391,509          389,153
Common Stock (B)                                                  41,860 shs.         08/07/08           41,860             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                              32,914 shs.         08/07/08           32,965             --
                                                                                                   ------------     ------------
                                                                                                        886,823          792,028
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *              252          385,762
                                                                                                   ------------     ------------
CLOUGH, HARBOUR AND ASSOCIATES
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015                         $  1,270,588         12/02/08        1,177,994        1,308,706
Preferred Stock (B)                                                  147 shs.         12/02/08          146,594          139,261
                                                                                                   ------------     ------------
                                                                                                      1,324,588        1,447,967
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016                            $    642,857         10/10/08          581,786          662,143
Common Stock (B)                                                     321 shs.         10/10/08           32,143           30,536
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 495 shs.         10/10/08           48,214                5
                                                                                                   ------------     ------------
                                                                                                        662,143          692,684
                                                                                                   ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014 (D)                        $  1,267,387         01/12/07        1,182,283          633,694
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613             --
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756             --
                                                                                                   ------------     ------------
                                                                                                      1,324,652          633,694
                                                                                                   ------------     ------------
* 12/30/97 and 05/29/99.

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                                                                                                                               9

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07     $    370,796     $    908,072
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          463,018
Common Stock (B)                                                     380 shs.         07/05/07                4                4
Limited Partnership Interest (B)                                   6.88% int.                *          103,135             --
                                                                                                   ------------     ------------
                                                                                                        632,847        1,371,094
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05        1,303,161        1,350,000
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617           95,669
                                                                                                   ------------     ------------
                                                                                                      1,375,778        1,445,669
                                                                                                   ------------     ------------
CRANE RENTAL CORPORATION
A crane rental company.
13% Senior Subordinated Note due 2015                            $  1,215,000         08/21/08        1,098,420        1,239,300
Common Stock (B)                                                 135,000 shs.         08/21/08          135,000           96,760
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              72,037 shs.         08/21/08          103,143           51,632
                                                                                                   ------------     ------------
                                                                                                      1,336,563        1,387,692
                                                                                                   ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06          926,681          984,484
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          550,433
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           34,493
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           37,366
                                                                                                   ------------     ------------
                                                                                                      1,342,800        1,606,776
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
Diversco Investments Ltd. LLC (B)                                 13.57% int.         08/27/98          366,495             --
Preferred Stock (B)                                                1,639 shs.         12/14/01        1,392,067          659,713
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         6,676 shs.               **          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217          659,713
                                                                                                   ------------     ------------
*  08/12/04 and 01/14/05.
** 10/24/96 and 08/28/98.

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10

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    308,571         11/01/06     $    303,942     $    315,204
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          445,662          493,458
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857           82,492
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           25,900
                                                                                                   ------------     ------------
                                                                                                        897,124          917,054
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.                *          365,600          604,820
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          178,106
                                                                                                   ------------     ------------
                                                                                                        464,319          782,926
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,216,653         01/08/08        1,194,321        1,183,528
Common Stock (B)                                                     349 shs.         01/08/08          174,701           56,621
                                                                                                   ------------     ------------
                                                                                                      1,369,022        1,240,149
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875          140,506
                                                                                                   ------------     ------------
F C X HOLDINGS CORPORATION
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015                            $  1,152,031         10/06/08        1,128,635        1,164,625
Preferred Stock (B)                                                2,298 shs.         10/06/08          229,804          128,669
Common Stock (B)                                                   1,625 shs.         10/06/08            1,625             --
                                                                                                   ------------     ------------
                                                                                                      1,360,064        1,293,294
                                                                                                   ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014 (D)                        $  1,265,625         06/01/06        1,175,533          632,813
Limited Liability Company Units of Linden/FHS
  Holdings LLC (B)                                                    84 uts.         06/01/06           84,368             --
Common Unit Class B (B)                                              734 uts.         06/01/06           64,779             --
                                                                                                   ------------     ------------
                                                                                                      1,324,680          632,813
                                                                                                   ------------     ------------
* 10/30/03 and 01/02/04.

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                                                                                                                              11

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)                        $    524,791         04/13/06     $    516,919     $    131,198
14% Senior Subordinated Note due 2014 (D)                        $    317,177         04/13/06          283,220             --
Common Stock (B)  62,535 shs.                                        04/13/06                            62,535             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              17,680 shs.         04/13/06           27,676             --
                                                                                                   ------------     ------------
                                                                                                        890,350          131,198
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of North Carolina.
12% Senior Subordinated Note due 2013 (D)                        $  1,252,174         02/03/06        1,123,044             --
Common Stock (B)                                                      98 shs.         02/03/06           97,826             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 135 shs.         02/03/06          110,348             --
                                                                                                   ------------     ------------
                                                                                                      1,331,218             --
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014 (D)                        $  1,237,500         01/31/06        1,149,638             --
Preferred Stock (B)                                               16,792 shs.         06/12/08           16,792             --
Common Stock (B)                                                 112,500 shs.         01/31/06          112,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              73,275 shs.         01/31/06           63,113             --
                                                                                                   ------------     ------------
                                                                                                      1,342,043             --
                                                                                                   ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07          914,607          810,000
16% PIK Note due 2015                                            $    207,545         12/31/08          169,580          166,036
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully diluted common shares (B)                    77,643 shs.         11/01/07           77,643             --
                                                                                                   ------------     ------------
                                                                                                      1,161,830          976,036
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  1,170,000         02/10/06        1,084,725             --
Preferred Stock (B)                                                   21 shs.                *           21,428             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
                                                                                                      1,348,028             --
                                                                                                   ------------     ------------
* 09/18/07 and 06/27/08.

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12

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94     $     91,866     $       --
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731                *        1,022,243        1,074,883
Common Stock (B)                                                      33 shs.                *           33,216           28,072
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.                *          105,618           89,252
                                                                                                   ------------     ------------
                                                                                                      1,161,077        1,192,207
                                                                                                   ------------     ------------
HOSPITALITY MINTS HOLDING COMPANY
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016                            $  1,098,837         08/19/08        1,016,628        1,071,987
Common Stock (B)                                                     251 shs.         08/19/08          251,163           66,151
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  65 shs.         08/19/08           60,233           17,099
                                                                                                   ------------     ------------
                                                                                                      1,328,024        1,155,237
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07            1,100           60,292
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324           17,761
                                                                                                   ------------     ------------
                                                                                                          1,424           78,053
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Subordinated Note due on demand                       $     25,055         03/01/04                1             --
Common Stock (B)                                                     130 shs.         06/01/00          149,500             --
                                                                                                   ------------     ------------
                                                                                                        149,501             --
                                                                                                   ------------     ------------
INTERNATIONAL OFFSHORE SERVICES LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers, in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017                 $  1,350,000         07/07/09        1,217,417        1,390,500
Limited Liability Company Unit (B)                                 1,647 uts.         07/07/09           98,833               16
                                                                                                   ------------     ------------
                                                                                                      1,316,250        1,390,516
                                                                                                   ------------     ------------
* 06/30/04 and 08/19/04.

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                                                                                                                              13

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010 (D)                        $    510,187         08/04/00     $    449,086     $    255,094
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,312             --
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101             --
                                                                                                   ------------     ------------
                                                                                                        979,499          255,094
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          819,336          843,750
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528           96,998
                                                                                                   ------------     ------------
                                                                                                        872,864          940,748
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  1,282,379         10/15/07        1,256,778        1,308,026
Common Stock (B)                                                 116,827 shs.         10/15/07          116,827           88,614
                                                                                                   ------------     ------------
                                                                                                      1,373,605        1,396,640
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  1,344,732         05/25/06        1,292,963        1,143,022
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053             --
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871             --
                                                                                                   ------------     ------------
                                                                                                      1,401,887        1,143,022
                                                                                                   ------------     ------------
K P I HOLDINGS, INC.
Pace Industries is the largest player in the U.S. non-automotive, non-ferrous die casting segment.
13% Senior Subordinated Note due 2014 (D)                        $  1,115,217         07/16/08        1,042,077          836,413
Convertible Preferred Stock Series C (B)                              29 shs.         06/30/09           29,348           21,750
Convertible Preferred Stock Series D (B)                              13 shs.         09/17/09           12,958            9,720
Common Stock (B)                                                     235 shs.         07/15/08          234,783             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  51 shs.         07/16/08           50,836             --
                                                                                                   ------------     ------------
                                                                                                      1,370,002          867,883
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12.75% Senior Subordinated Note due 2014                         $  1,372,848         03/14/07     $  1,256,317     $  1,098,278
Common Stock (B)                                                     123 shs.         03/13/07          123,000             --
Warrant, exercisable until 2019 to purchase
  preferred stock at $.01 per share (B)                               71 shs.         07/07/09             --               --
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890             --
                                                                                                   ------------     ------------
                                                                                                      1,465,207        1,098,278
                                                                                                   ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Subordinated Note due 2015                            $  1,198,984         12/20/07        1,176,925        1,222,964
Preferred Stock (B)                                              192,314 shs.         12/20/07          192,314          217,065
Common Stock (B)                                                  54,326 shs.         12/20/07              543           28,343
                                                                                                   ------------     ------------
                                                                                                      1,369,782        1,468,372
                                                                                                   ------------     ------------
M V I HOLDING, INC.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil & gas, mining, and defense markets.
13% Senior Subordinated Note due 2016                            $    649,635         09/12/08          601,873          662,626
Common Stock (B)                                                      32 shs.         09/12/08           32,143           32,446
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  35 shs.         09/12/08           34,714           35,040
                                                                                                   ------------     ------------
                                                                                                        668,730          730,112
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07          483,072          516,177
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          175,556
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781           24,579
                                                                                                   ------------     ------------
                                                                                                        672,334          716,312
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
6.78% Senior Secured Tranche A Note due 2010 (C)                 $    168,042         09/03/04          168,042          166,914
12.5% Senior Secured Tranche B Note due 2011                     $    179,104         09/03/04          170,213          172,534
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582            6,819
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556            4,927
                                                                                                   ------------     ------------
                                                                                                        394,393          351,194
                                                                                                   ------------     ------------
* 05/04/07 and 01/02/08.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MEDSYSTEMS HOLDINGS LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015                            $    614,508         08/29/08     $    544,558     $    626,798
Preferred Unit (B)                                                    66 uts.         08/29/08           66,451           71,000
Common Unit Class A (B)                                              671 uts.         08/29/08              671           30,138
Common Unit Class B (B)                                              250 uts.         08/29/08           63,564           11,214
                                                                                                   ------------     ------------
                                                                                                        675,244          739,150
                                                                                                   ------------     ------------
MEGTEC HOLDINGS, INC.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016                            $  1,144,068         09/24/08        1,048,910        1,127,236
Preferred Stock (B)                                                   56 shs.         09/24/08           54,040           58,279
Limited Partnership Interest (B)                                 205,932 int.         09/16/08          205,932             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                  18 shs.         09/24/08           18,237             --
                                                                                                   ------------     ------------
                                                                                                      1,327,119        1,185,515
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  1,421,795                *        1,362,207        1,436,013
Common Stock (B)                                                     238 shs.                *          238,000          337,426
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281          123,076
                                                                                                   ------------     ------------
                                                                                                      1,686,488        1,896,515
                                                                                                   ------------     ------------
MILWAUKEE GEAR COMPANY
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014                            $  1,246,154         07/21/08        1,177,306        1,230,173
Preferred Stock (B)                                                  139 shs.         07/21/08          138,374          131,716
Common Stock (B)                                                       9 shs.         07/21/08           10,000             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   6 shs.         07/21/08            5,510             --
                                                                                                   ------------     ------------
                                                                                                      1,331,190        1,361,889
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198          126,364
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          131,720
                                                                                                   ------------     ------------
                                                                                                        112,903          258,084
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.

--------------------------------------------------------------------------------------------------------------------------------
16

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014                            $  1,350,000         07/25/08     $  1,271,272     $  1,080,000
14% PIK Note due 2014                                            $    359,867         07/25/08          312,512          287,894
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,656,909        1,367,894
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    431,692         02/24/06          370,490          323,769
Limited Liability Company Unit (B)                                   437 uts.                *          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  68 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
                                                                                                        827,161          323,769
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Secured Term Note Series A due 2010                   $     67,416         11/14/08           67,416           67,416
14% Senior Subordinated Note due 2014 (D)                        $    764,921         05/28/04          660,453             --
10.75% Senior Secured Note due 2011 (D)                          $    348,118         05/28/04          347,086           87,030
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             116,521 shs.         05/28/04           74,736             --
                                                                                                   ------------     ------------
                                                                                                      1,149,691          154,446
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015                    $  1,125,000         08/02/07          999,658        1,136,250
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          346,845
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842           97,411
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,580,506
                                                                                                   ------------     ------------
* 02/24/06 and 06/22/07.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07     $    745,713     $    627,618
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                    1.38% int.         02/01/07          539,978             --
Limited Liability Company Unit Class D of
  Saw Mill PCG Partners LLC (B)                                       22 uts.                *           22,083           11,040
Preferred Stock Class A (B)                                             1 sh.         12/18/08              726              360
Preferred Stock Class A-1 (B)                                           1 sh.         09/30/09            1,209              605
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087             --
                                                                                                   ------------     ------------
                                                                                                      1,357,796          639,623
                                                                                                   ------------     ------------
NORTHWEST MAILING SERVICES, INC.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016                            $  1,207,895         07/09/09        1,001,888        1,256,211
Limited Partnership Interest (B)                                   1,421 uts.         07/09/09          142,105          135,000
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               1,852 shs.         07/09/09          185,163               19
                                                                                                   ------------     ------------
                                                                                                      1,329,156        1,391,230
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    464,286         01/28/02          464,286          348,215
11.5% Senior Subordinated Note due 2012 (D)                      $    857,143         01/28/02          820,159             --
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,555,613          348,215
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    167,771         01/03/06          165,255          171,233
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          361,756          392,709
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176          136,048
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900           31,817
                                                                                                   ------------     ------------
                                                                                                        747,087          731,807
                                                                                                   ------------     ------------
* 12/18/08 and 09/30/09.

--------------------------------------------------------------------------------------------------------------------------------
18

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2009 (D)                        $    511,000         08/07/98     $    511,000     $     76,650
12% Senior Subordinated Note due 2009 (D)                        $    244,154         02/09/00          213,313           36,623
                                                                                                   ------------     ------------
                                                                                                        724,313          113,273
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06          302,885          240,042
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424           40,528
                                                                                                   ------------     ------------
                                                                                                        393,309          280,570
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,224,360         07/03/06        1,173,762        1,236,604
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          281,552
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           50,683
Common Unit Class I (B)                                               78 uts.         07/03/06             --            171,450
Common Unit Class L (B)                                               17 uts.         07/03/06             --             36,220
                                                                                                   ------------     ------------
                                                                                                      1,412,502        1,776,509
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06        1,155,486        1,215,000
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          231,669
Common Stock (B)                                                      12 shs.         03/31/06           13,500           53,713
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888           31,255
                                                                                                   ------------     ------------
                                                                                                      1,349,366        1,531,637
                                                                                                   ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas, and medical sectors.
14% Senior Subordinated Note due 2012                            $    704,835         04/27/07          660,393          675,760
Limited Liability Company Unit (B)                               928,962 uts.         04/27/07           33,477             --
                                                                                                   ------------     ------------
                                                                                                        693,870          675,760
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,081,714        1,119,352
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625           93,799
                                                                                                   ------------     ------------
                                                                                                      1,222,339        1,213,151
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PEARLMAN ENTERPRISES, INC.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)                                       1,236 shs.         05/22/09     $     59,034     $       --
Preferred Stock Series B (B)                                       7,059 shs.         05/22/09          290,050             --
Common Stock (B)                                                  21,462 shs.         05/22/09          993,816             --
                                                                                                   ------------     ------------
                                                                                                      1,342,900             --
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
3% Senior Subordinated PIK Note due 2014 (D)                     $  1,163,700         10/02/06        1,066,355          290,925
Limited Liability Company Unit Class A                               733 uts.         10/02/06          270,000             --
Limited Liability Company Unit                                        76 uts.         05/22/09           38,140           36,049
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                               4,550 shs.         10/02/06           65,988             --
                                                                                                   ------------     ------------
                                                                                                      1,440,483          326,974
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08        1,153,083        1,280,930
Limited Partnership Interest (B)                                  12.55% int.         02/11/08           94,092           48,744
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723           96,065
                                                                                                   ------------     ------------
                                                                                                      1,335,898        1,425,739
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $    922,612         05/28/04          846,452          948,254
Common Stock (B)                                                 187,500 shs.         05/28/04          187,500           30,995
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             199,969 shs.         05/28/04          199,969           33,056
                                                                                                   ------------     ------------
                                                                                                      1,233,921        1,012,305
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  1,200,277         12/15/06        1,106,663        1,189,097
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723           84,048
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609           39,662
                                                                                                   ------------     ------------
                                                                                                      1,325,995        1,312,807
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
20

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08     $  1,306,541     $  1,365,987
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459           30,196
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,396,183
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03          538,325          542,790
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089             --
                                                                                                   ------------     ------------
                                                                                                        603,414          542,790
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                             846 shs.         06/02/99          146,456          264,562
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04          783,332          814,655
Common Stock (B)                                                     324 shs.                *          340,378          543,999
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129          118,773
                                                                                                   ------------     ------------
                                                                                                      1,183,839        1,477,427
                                                                                                   ------------     ------------
SENCORE HOLDING COMPANY
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014                          $    934,615         01/15/09          816,574          853,234
Common Stock (B)                                                      69 shs.         01/15/09           69,231           17,308
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                                 149 shs.         01/15/09          149,084                1
                                                                                                   ------------     ------------
                                                                                                      1,034,889          870,543
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924               **        1,079,914        1,176,924
Limited Liability Company Unit (B)                                   328 uts.               **          337,762          272,481
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.               **           87,231           69,020
                                                                                                   ------------     ------------
                                                                                                      1,504,907        1,518,425
                                                                                                   ------------     ------------
*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
SPECIALTY COMMODITIES, INC.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016                         $  1,205,175         10/23/08     $  1,131,035     $  1,241,331
Common Stock (B)                                                  15,882 shs.         10/23/08          158,824          150,879
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)                                 5,852 shs.         10/23/08           53,285               59
                                                                                                   ------------     ------------
                                                                                                      1,343,144        1,392,269
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06        1,125,694        1,105,070
Common Stock (B)                                                     165 shs.         08/01/06          164,634           13,038
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390            4,342
                                                                                                   ------------     ------------
                                                                                                      1,339,718        1,122,450
                                                                                                   ------------     ------------
SYNTERACT HOLDINGS CORPORATION
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2016                            $  1,364,800         09/02/08        1,276,154        1,392,096
Redeemable Preferred Stock Series A (B)                              678 shs.         09/02/08            6,629           23,054
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                               6,778 shs.         09/02/08           59,661             --
                                                                                                   ------------     ------------
                                                                                                      1,342,444        1,415,150
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08        1,276,383        1,350,000
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617           39,699
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,389,699
                                                                                                   ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provider of specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2015                            $  1,173,909         10/14/05        1,033,473        1,173,909
Common Stock (B)                                                   1,167 shs.         10/14/05            1,167          488,518
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                 631 shs.         09/30/08          300,683          264,143
                                                                                                   ------------     ------------
                                                                                                      1,335,323        1,926,570
                                                                                                   ------------     ------------
TELECORPS HOLDINGS, INC.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016                         $  1,681,677                *        1,474,695        1,732,127
Common Stock (B)                                                     143 shs.         09/02/09            5,823            5,532
Warrant, exercisable until 2019, to purchase
  common stock at $.01 per share (B)                               4,187 shs.                *          173,349               42
                                                                                                   ------------     ------------
                                                                                                      1,653,867        1,737,701
                                                                                                   ------------     ------------
* 05/20/09 and 09/02/09.

--------------------------------------------------------------------------------------------------------------------------------
22

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TERRA RENEWAL LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014                            $    664,062                *     $    637,480     $    531,250
6.75% Term Note due 2012 (C)                                     $    861,861                *          858,653          775,675
Limited Partnership Interest of
  Saw Mill Capital Fund V, LLC (B)                                 2.27% int.               **           85,292             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738             --
                                                                                                   ------------     ------------
                                                                                                      1,615,163        1,306,925
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  1,185,366         10/26/07        1,113,016        1,007,561
Series A Preferred Stock (B)                                         219 shs.         10/26/07          219,203             --
                                                                                                   ------------     ------------
                                                                                                      1,332,219        1,007,561
                                                                                                   ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07          479,190          462,163
13% Senior Subordinated Note due 2014                            $    341,971         03/02/07          280,347          256,478
Common Stock (B)                                                  71,542 shs.         03/02/07           71,542             --
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              19,733 shs.         03/02/07           54,784             --
                                                                                                   ------------     ------------
                                                                                                        885,863          718,641
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)                        $    938,651         10/31/07          873,498          797,853
Common Stock (B)                                                     110 shs.         10/31/07          110,430             --
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380             --
                                                                                                   ------------     ------------
                                                                                                      1,030,308          797,853
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05          889,663          927,180
Common Stock (B)                                                     571 shs.              ***          570,944          519,016
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           41,362
                                                                                                   ------------     ------------
                                                                                                      1,501,628        1,487,558
                                                                                                   ------------     ------------
*   04/28/06 and 09/13/06.
**  03/01/05 and 10/10/08.
*** 08/31/05 and 04/30/07.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRANZONIC COMPANIES (THE)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98     $  1,326,978     $  1,356,000
Common Stock (B)                                                     315 shs.         02/04/98          315,000          271,830
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          191,575
                                                                                                   ------------     ------------
                                                                                                      1,826,394        1,819,405
                                                                                                   ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flatbed bodies, landscape bodies and other accessories.
16% Senior Subordinated Note due 2010 (D)                        $  1,222,698                *        1,133,973          305,675
16% PIK Note due 2010 (D)                                        $    338,540         12/30/08           84,635           84,635
Preferred Stock Series B (B)                                         128 shs.         10/20/08          127,677             --
Common Stock (B)                                                     393 shs.                *          423,985             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.                *           84,650             --
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                 558 shs.         10/20/08             --               --
                                                                                                   ------------     ------------
                                                                                                      1,854,920          390,310
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               3,060 shs.         04/11/03           36,032          120,575
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    924,872         02/08/08          904,738          903,270
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565           12,267
                                                                                                   ------------     ------------
                                                                                                      1,374,303          915,537
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          943,396          847,025
Common Stock (B)                                                      96 shs.         04/30/04           96,400             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106             --
                                                                                                   ------------     ------------
                                                                                                      1,151,902          847,025
                                                                                                   ------------     ------------
* 07/19/05 and 12/22/05.

--------------------------------------------------------------------------------------------------------------------------------
24

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07     $    451,941     $    464,797
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          338,606          374,294
18% PIK Convertable Preferred Stock (B)                           21,361 shs.         03/13/09           41,440           39,368
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588            1,970
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460              558
                                                                                                   ------------     ------------
                                                                                                        934,035          880,987
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $    999,153         09/24/04          959,785          994,887
Common Stock (B)                                                  14,006 shs.                *          140,064          152,980
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              12,593 shs.         09/24/04           98,938          137,547
                                                                                                   ------------     ------------
                                                                                                      1,198,787        1,285,414
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012 (D)                      $    900,000         07/19/04          785,152             --
14.5% PIK Note due 2010 (D)                                      $    215,976         06/30/07          180,500             --
Limited Liability Company Unit Class A (B)                       219,375 uts.         07/19/04          219,375             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
                                                                                                      1,281,875             --
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  1,169,238         11/15/07        1,145,033        1,192,619
Limited Liability Company Unit Class B (B)                           224 uts.         11/15/07          223,757          254,503
Limited Liability Company Unit Class C (B)                           224 uts.         11/15/07             --            118,259
                                                                                                   ------------     ------------
                                                                                                      1,368,790        1,565,381
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.20% int.         07/12/04            1,974             --
Common Stock (B)                                                   2,133 shs.         12/21/07             --               --
                                                                                                   ------------     ------------
                                                                                                          1,974             --
                                                                                                   ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06          858,327          774,563
Common Stock (B)                                                     101 shs.         11/30/06          101,250             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790             --
                                                                                                   ------------     ------------
                                                                                                      1,005,367          774,563
                                                                                                   ------------     ------------
* 09/24/04 and 12/22/06.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

September 30, 2009
(Unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $    613,692         05/14/07     $    565,304     $    567,056
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308             --
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        670,798          567,056
                                                                                                   ------------     ------------
XALOY SUPERIOR HOLDINGS, INC.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15% Senior Subordinated Note due 2015 (D)                        $  1,229,741         09/08/08        1,203,293          614,870
Common Stock (B)                                                     150 shs.         09/08/08          150,000             --
                                                                                                   ------------     ------------
                                                                                                      1,353,293          614,870
                                                                                                   ------------     ------------


TOTAL PRIVATE PLACEMENT INVESTMENTS (E)                                                             112,371,878       95,787,665
                                                                                                   ------------     ------------











--------------------------------------------------------------------------------------------------------------------------------
26

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 4.33%:

BONDS - 4.33%
ACCO Brands Corporation                           10.625%    03/15/15   $     45,000  $     44,326  $     47,081
Affinia Group, Inc.                               10.750     08/15/16         25,000        24,700        26,813
Allegheny Energy Supply                            8.250     04/15/12        500,000       518,944       550,790
Anheuser-Busch Inbev Wld, Inc.                     7.720     01/15/19        500,000       499,615       591,630
Appleton Papers, Inc.                             11.250     12/15/15        252,500       250,000       204,841
Cenveo Corporation                                10.500     08/15/16         45,000        45,000        42,300
Compucom Systems, Inc.                            12.500     10/01/15        670,000       650,817       624,775
Douglas Dynamics LLC                               7.750     01/15/12        485,000       461,804       417,100
G F S I, Inc. (C)                                 10.500     06/01/11        358,000       343,948       266,710
Gannett Company, Inc.                              8.750     11/15/14         25,000        24,616        24,500
Gannett Company, Inc.                              9.375     11/15/17         60,000        59,149        58,800
H C A, Inc.                                        9.875     02/15/17         15,000        14,526        15,975
MGM Mirage, Inc.                                  10.375     05/15/14         30,000        29,203        32,025
MGM Mirage, Inc.                                  11.125     11/15/17         50,000        48,706        54,625
Markwest Energy Operating Co.                      6.875     11/01/14         35,000        27,653        32,725
Newpage Corporation                               11.375     12/31/14        375,000       367,074       365,625
Packaging Dynamics Corporation of America         10.000     05/01/16        975,000       969,680       441,187
Sealed Air Corporation                             7.875     06/15/17        500,000       492,132       527,245
Speedway Motorsports, Inc.                         8.750     06/01/16         35,000        33,932        36,400
Tunica-Biloxi Gaming Authority                     9.000     11/15/15        540,000       556,042       486,000
                                                                                      ------------  ------------
  TOTAL BONDS                                                                            5,461,867     4,847,147
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                         1,062          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             5,464,140     4,847,147
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $117,836,018  $100,634,812
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
                                                                                                              27

September 30, 2009
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 14.48%:(A)            Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 13.51%
Allegheny Technologies, Inc.                       9.375%    06/12/19   $    500,000  $    522,147  $    566,085
Allied Waste NA                                    7.125     05/15/16        500,000       506,250       527,500
Aramark Corporation (C)                            3.983     02/01/15        100,000       100,000        86,750
Bunge Limited Finance Corporation                  8.500     06/15/19        500,000       512,170       576,415
C R H America, Inc.                                5.300     10/15/13        500,000       418,430       516,065
C V S Caremark Corporation                         5.750     06/01/17        500,000       407,380       535,252
Citigroup, Inc.                                    5.500     04/11/13        500,000       437,890       511,663
Comcast Corporation                                6.500     01/15/15        500,000       443,545       557,146
Corrections Corporation of America                 7.750     06/01/17         75,000        72,901        77,438
Cytec Industries, Inc.                             8.950     07/01/17        600,000       604,097       648,124
Denbury Resources, Inc.                            9.750     03/01/16         25,000        23,318        26,562
El Paso Corporation                               12.000     12/12/13         25,000        22,549        28,561
Electronic Data Systems Corporation                7.125     10/15/09        500,000       500,058       501,014
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000       104,000
Goldman Sachs Group, Inc.                          4.750     07/15/13        500,000       418,645       521,797
Goodyear Tire & Rubber Co.                        10.500     05/15/16         50,000        48,002        54,250
Inergy LP/Inergy Fin                               8.250     03/01/16         75,000        75,000        75,375
Intelsat Bermuda Ltd.                              9.250     06/15/16        690,000       714,782       677,925
International Game Technology                      7.500     06/15/19        500,000       499,720       554,075
Iron Mountain, Inc.                                8.750     07/15/18        500,000       513,135       520,000
Iron Mountain, Inc.                                8.375     07/15/18         20,000        19,925        20,675
Johnson Controls, Inc.                             5.500     01/15/16        500,000       398,125       517,940
Lubrizol Corporation                               8.875     02/01/19        500,000       496,280       617,191
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        86,500
N R G Energy, Inc.                                 8.500     06/15/19        100,000        98,348       100,375
Nortek, Inc.                                      10.000     12/01/13        100,000        98,957       102,000
Owens Corning, Inc.                                9.000     06/15/19         30,000        29,516        32,400
Pliant Corporation (C)                            11.850     12/15/09        857,441       834,631       738,471
Quicksilver Resources, Inc.                        7.125     04/01/16        350,000       334,250       303,625
Rental Service Corporation                         9.500     12/01/14        175,000       175,734       168,875
Sheridan Acquisition Corporation                  10.250     08/15/11        225,000       222,001       189,000
Stewart & Stevenson LLC                           10.000     07/15/14        735,000       755,033       676,200
Teck Resources Ltd                                 9.750     05/15/14         25,000        23,895        27,500
Teck Resources Ltd                                10.250     05/15/16         40,000        37,952        45,200
Teck Resources Ltd                                10.750     05/15/19         30,000        28,508        34,875
Texas Industries, Inc.                             7.250     07/15/13         35,000        35,000        33,600

----------------------------------------------------------------------------------------------------------------
28

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES: (A) (Continued)        Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
The Valspar Corporation                            7.250%    06/15/19   $    500,000  $    501,547  $    541,980
Ticketmaster Entertainment, Inc.                  10.750     07/28/16        250,000       250,000       256,250
Titan International, Inc.                          8.000     01/15/12         70,000        70,000        67,725
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       990,072       810,000
Tyco International Group SA                        8.500     01/15/19        125,000       124,996       151,859
Tyco International Group SA                        6.550     10/01/17        500,000       457,495       523,410
United Components, Inc.                            9.375     06/15/13        535,000       535,441       429,337
United Rentals, Inc.                               6.500     02/15/12        325,000       235,625       325,812
Vought Aircraft Industries                         8.000     07/15/11        650,000       647,540       643,500
                                                                                      ------------  ------------
  TOTAL BONDS                                                                           14,470,890    15,110,297
                                                                                      ------------  ------------

COMMON STOCK - 0.51%
A123 System, Inc.                                                                350         4,725         7,462
CKX, Inc. (B)                                                                 52,500       422,625       352,275
Directed Electronics, Inc. (B)                                               195,118       982,867        81,949
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645       122,019
Intrepid Potash, Inc. (B)                                                        185         5,920         4,364
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     2,243,782       568,069
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.46%
Citadel Broadcasting Corporation                   4.000%    02/15/11   $    250,000       194,063        37,500
Transocean, Inc.                                   1.500     12/15/37        500,000       411,093       476,250
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  605,156       513,750
                                                                                      ------------  ------------

TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 17,319,828  $ 16,192,116
                                                                                      ------------  ------------


TOTAL INVESTMENTS                                 104.47%                             $135,155,846  $116,826,928
                                                                                      ============  ------------
  Other Assets                                      6.99                                               7,819,552
  Liabilities                                     (11.46)                                            (12,812,616)
                                                  -------                                           ------------
TOTAL NET ASSETS                                  100.00%                                           $111,833,864
                                                  =======                                           ============
(A) In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 09/30/09.
(D) Defaulted security; interest not accrued.
(E) Illiquid security. At September 30, 2009, the values of these securities amounted to $95,787,665 or 85.66%
    of net assets.
PIK - Payment-in-kind
----------------------------------------------------------------------------------------------------------------
                                                                                                              29

September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 3.05%                                                      CHEMICAL, PLASTICS & RUBBER - 0.34%
Gencorp, Inc.                                  $      104,000          Capital Specialty Plastics, Inc.                      385,762
P A S Holdco LLC                                    1,776,509                                                         --------------
Visioneering, Inc.                                    880,987          CONSUMER PRODUCTS - 7.56%
Vought Aircraft Industries                            643,500          Aero Holdings, Inc.                                 1,877,851
                                               --------------          Bravo Sports Holding Corporation                    1,233,957
                                                    3,404,996          G F S I, Inc.                                         266,710
                                               --------------          K N B Holdings Corporation                          1,143,022
AUTOMOBILE - 3.98%                                                     Momentum Holding Co.                                  258,084
Goodyear Tire & Rubber Co.                             54,250          R A J Manufacturing Holdings LLC                    1,312,807
Jason, Inc.                                           255,094          Royal Baths Manufacturing Company                     542,790
Johnson Controls, Inc.                                517,940          The Tranzonic Companies                             1,819,405
Nyloncraft, Inc.                                      348,215          Walls Industries, Inc.                                   --
Ontario Drive & Gear Ltd.                             280,570                                                         --------------
Qualis Automotive LLC                               1,012,305                                                              8,454,626
Titan International, Inc.                              67,725                                                         --------------
Transtar Holding Company                            1,487,558          CONTAINERS, PACKAGING & GLASS - 4.41%
United Components, Inc.                               429,337          Flutes, Inc.                                          131,198
                                               --------------          Maverick Acquisition Company                          351,194
                                                    4,452,994          P I I Holding Corporation                           1,531,637
                                               --------------          Packaging Dynamics Corporation of America             441,187
BEVERAGE, DRUG & FOOD - 4.91%                                          Paradigm Packaging, Inc.                            1,213,151
Anheuser-Busch                                        591,630          Pliant Corporation                                    738,471
Aramark Corporation                                    86,750          Sealed Air Corporation                                527,245
Golden County Foods Holding, Inc.                     976,036          Vitex Packaging Group, Inc.                              --
Hospitality Mints Holding Company                   1,155,237                                                         --------------
Specialty Commodities, Inc.                         1,392,269                                                              4,934,083
Vitality Foodservice, Inc.                          1,285,414                                                         --------------
                                               --------------          DISTRIBUTION - 1.98%
                                                    5,487,336          Duncan Systems, Inc.                                  917,054
                                               --------------          FCX Holdings Corporation                            1,293,294
BROADCASTING & ENTERTAINMENT - 1.39%                                                                                  --------------
Citadel Broadcasting Corporation                       37,500                                                              2,210,348
CKX, Inc.                                             352,275                                                         --------------
Comcast Corporation                                   557,146
Speedway Motorsports, Inc.                             36,400
Workplace Media Holding Co.                           567,056
                                               --------------
                                                    1,550,377
                                               --------------
BUILDINGS & REAL ESTATE - 1.15%
K W P I Holdings Corporation                        1,098,278
Owens Corning, Inc.                                    32,400
Texas Industries, Inc.                                 33,600
TruStile Doors, Inc.                                  120,575
                                               --------------
                                                    1,284,853
                                               --------------


------------------------------------------------------------------------------------------------------------------------------------
30

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              ELECTRONICS - 1.10%
MANUFACTURING - 8.61%                                                  A123 Systems, Inc.                             $        7,462
A H C Holdings Company, Inc.                   $    1,441,708          Connecticut Electric, Inc.                            633,694
Arrow Tru-Line Holdings, Inc.                         732,447          Directed Electronics, Inc.                             81,949
C D N T, Inc.                                         792,028          Electronic Data Systems Corporation                   501,014
Douglas Dynamics LLC                                  417,100                                                         --------------
K P I Holdings, Inc.                                  867,883                                                              1,224,119
MEGTEC Holdings, Inc.                               1,185,515                                                         --------------
Milwaukee Gear Company                              1,361,889          FARMING & AGRICULTURE - 1.92%
Nortek, Inc.                                          102,000          Bunge Limited Finance Corporation                     576,415
Northwest Mailing Services, Inc.                    1,391,230          Waggin' Train Holdings LLC                          1,565,381
Postle Aluminum Company LLC                           326,974                                                         --------------
Truck Bodies & Equipment International                390,310                                                              2,141,796
Xaloy Superior Holdings, Inc.                         614,870                                                         --------------
                                               --------------          FINANCIAL SERVICES - 0.92%
                                                    9,623,954          Citigroup, Inc.                                       511,663
                                               --------------          Goldman Sachs Group, Inc.                             521,797
DIVERSIFIED/CONGLOMERATE, SERVICE - 10.53%                             Highgate Capital LLC                                     --
ACCO Brands Corporation                                47,081                                                         --------------
A W X Holdings Corporation                            782,744                                                              1,033,460
Advanced Technologies Holdings                      1,411,154                                                         --------------
Affinia Group, Inc.                                    26,813          HEALTHCARE, EDUCATION & CHILDCARE - 6.06%
Apex Analytix Holding Corporation                   1,042,898          A T I Acquisition Company                           2,657,793
C R H America, Inc.                                   516,065          American Hospice Management Holding LLC             2,060,165
Clough, Harbour and Associates                      1,447,967          F H S Holdings LLC                                    632,813
Corrections Corporation of America                     77,438          H C A, Inc.                                            15,975
Crane Rental Corporation                            1,387,692          Synteract Holdings Corporation                      1,415,150
Diversco, Inc./DHI Holdings, Inc.                     659,713          Touchstone Health Partnership                            --
Dwyer Group, Inc.                                     782,926                                                         --------------
Fowler Holding, Inc.                                     --                                                                6,781,896
Insurance Claims Management, Inc.                      78,053                                                         --------------
Iron Mountain, Inc.                                   540,675          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Mail Communications Group, Inc.                       716,312          AND DURABLE CONSUMER PRODUCTS - 9.59%
Nesco Holdings Corporation                          1,580,506          Connor Sport Court International, Inc.              1,371,094
Pearlman Enterprises, Inc.                               --            H M Holding Company                                      --
Tyco International Group                              675,269          Home Decor Holding Company                          1,192,207
                                               --------------          Justrite Manufacturing Acquisition Co.                940,748
                                                   11,773,306          K H O F Holdings, Inc.                              1,396,640
                                               --------------          Monessen Holding Corporation                        1,367,894
                                                                       Stanton Carpet Holding Co.                          1,122,450
                                                                       Transpac Holdings Company                             797,853
                                                                       U M A Enterprises, Inc.                               915,537
                                                                       U-Line Corporation                                    847,025
                                                                       Wellborn Forest Holding Co.                           774,563
                                                                                                                      --------------
                                                                                                                          10,726,011
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  31

September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 2.56%                              NATURAL RESOURCES - 2.17%
International Game Technology                  $      554,075          Appleton Papers, Inc.                          $      204,841
MGM Mirage, Inc.                                       86,650          Cenveo Corporation                                     42,300
Savage Sports Holding, Inc.                         1,477,427          Cytec Industries, Inc.                                648,124
Ticketmaster Entertainment, Inc.                      256,250          Intrepid Potash, Inc.                                   4,364
Tunica-Biloxi Gaming Authority                        486,000          Lubrizol Corporation                                  617,191
                                               --------------          Newpage Corporation                                   365,625
                                                    2,860,402          The Valspar Corporation                               541,980
                                               --------------                                                         --------------
MACHINERY - 9.88%                                                                                                          2,424,425
A S A P Industries LLC                                689,309                                                         --------------
Davis-Standard LLC                                  1,606,776          OIL & GAS - 2.61%
E S P Holdco, Inc.                                  1,240,149          Denbury Resources, Inc.                                26,562
Integration Technology Systems, Inc.                     --            International Offshore Services LLC                 1,390,516
K-Tek Holdings Corporation                          1,468,372          Quicksilver Resources, Inc.                           303,625
M V I Holding, Inc.                                   730,112          Total E & S, Inc.                                     718,641
Manitowoc Company, Inc.                                86,500          Transocean, Inc.                                      476,250
Navis Global                                          154,446                                                         --------------
NetShape Technologies, Inc.                           639,623                                                              2,915,594
Pacific Consolidated Holdings LLC                     675,760                                                         --------------
Power Services Holding Company                      1,425,739          PHARMACEUTICALS - 1.29%
R E I Delaware Holding, Inc.                        1,396,183          CorePharma LLC                                      1,445,669
Safety Speed Cut Manufacturing Company, Inc.          264,562                                                         --------------
Stewart & Stevenson LLC                               676,200          PUBLISHING/PRINTING - 0.24%
                                               --------------          Gannett Company, Inc.                                  83,300
                                                   11,053,731          Sheridan Acquisition Corporation                      189,000
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 3.76%                                                                                              272,300
Coeur, Inc.                                           692,684                                                         --------------
E X C Acquisition Corporation                         140,506          RETAIL STORES - 1.02%
ETEX Corporation                                         --            CVS Caremark Corporation                              535,252
MedSystems Holdings LLC                               739,150          Olympic Sales, Inc.                                   113,273
MicroGroup, Inc.                                    1,896,515          Rental Service Corporation                            168,875
OakRiver Technology, Inc.                             731,807          United Rentals, Inc.                                  325,812
TherOX, Inc.                                             --                                                           --------------
                                               --------------                                                              1,143,212
                                                    4,200,662                                                         --------------
                                               --------------          TECHNOLOGY - 2.69%
MINING, STEEL, IRON & NON PRECIOUS                                     Compucom Systems, Inc.                                624,775
METALS - 2.57%                                                         Sencore Holding Company                               870,543
Allegheny Technology, Inc.                            566,085          Smart Source Holdings LLC                           1,518,425
T H I Acquisition, Inc.                             1,389,699                                                         --------------
Teck Cominco, Ltd.                                    107,575                                                              3,013,743
Tube City IMS Corporation                             810,000                                                         --------------
                                                    2,873,359

------------------------------------------------------------------------------------------------------------------------------------
32

                                              MassMutual Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2009
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
TELECOMMUNICATIONS - 2.93%                                             WASTE MANAGEMENT / POLLUTION - 2.54%
All Current Holding Company                    $      736,118          Allied Waste NA                                $      527,500
Intelsat Bermuda Ltd.                                 677,925          Terra Renewal LLC                                   1,306,925
ITC^DeltaCom, Inc.                                    122,019          Torrent Group Holdings, Inc.                        1,007,561
Telecorps Holdings, Inc.                            1,737,701                                                         --------------
                                               --------------                                                              2,841,986
                                                    3,273,763                                                         --------------
                                               --------------
TRANSPORTATION - 2.01%
NABCO, Inc.                                           323,769
Tangent Rail Corporation                            1,926,570          TOTAL INVESTMENTS - 104.47%                    $  116,826,928
                                               --------------                                                         ==============
                                                    2,250,339
                                               --------------
UTILITIES - 0.70%
Allegheny Energy Supply                               550,790
El Paso Corporation                                    28,561
Inergy LP                                              75,375
Markwest Energy Operating Co.                          32,725
N R G Energy, Inc.                                    100,375
                                               --------------
                                                      787,826
                                               --------------












See Notes to Consolidated Financial Statements
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

INCOME TAX INFORMATION

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of September 30, 2009. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2009 is $18,328,918 and consists of $11,382,396 appreciation and $29,711,314 depreciation.

FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

          Level 1: quoted prices in active markets for identical securities

          Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

          Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2009:

   ASSETS                     TOTAL        LEVEL 1      LEVEL 2       LEVEL 3
   -----------------------------------------------------------------------------
   Restricted Securities  $100,634,812     $    --    $ 4,847,147   $95,787,665

   Public Securities        16,192,116      568,069    15,624,047           --
   -----------------------------------------------------------------------------
   TOTAL                  $116,826,928     $568,069   $20,471,194   $95,787,665

   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                          RESTRICTED       PUBLIC      SHORT-TERM
   ASSETS                 SECURITIES     SECURITIES    SECURITIES      TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
   at 12/31/2008         $97,424,749     $    --         $    --    $97,424,749

   Total gains or losses
   (realized/unrealized)
   included in earnings*  (6,719,713)         --              --     (6,719,713)

   Purchases, sales,
   issuances &
   settlements (net)       5,082,629          --              --      5,082,629

   Transfers in and /
   or out of Level 3             --           --              --            --
   -----------------------------------------------------------------------------
   ENDING BALANCE
   AT 09/30/2009         $95,787,665     $    --          $   --    $95,787,665

   *The amount of net losses for the period included in earnings attributable to the change in unrealized gains or losses relating to Level 3 assets still held at 09/30/09 is $(5,692,959).

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     November 30, 2009
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael L. Klofas
                          ---------------------------------------------
                          Michael L. Klofas, President


Date     November 30, 2009
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     November 30, 2009
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.